SCHEDULE OF INVENTORIES, NET (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Inventory Disclosure [Abstract]
Inventories at warehouse	$ 2,102,679	$ 2,003,528
Inventories at showroom	547,617	481,389
Inventories, gross	2,650,296	2,484,917
Less: allowance for obsolete inventories	(1,186,691)	(1,007,472)
Goods in transit	8,554,600	8,122,045
Inventory at subcontractor	102,312
Total	$ 10,120,517	$ 9,599,490